Subsequent Events (Details) - USD ($)								2 Months Ended	6 Months Ended	9 Months Ended
	Sep. 15, 2022	Sep. 06, 2022	Jul. 14, 2022	Mar. 24, 2022	Mar. 08, 2022	Jan. 25, 2022	Jan. 17, 2022	Mar. 07, 2022	Jun. 30, 2022	Dec. 31, 2021	Aug. 12, 2022	Jun. 14, 2022	Apr. 01, 2022	Jan. 25, 2021
Subsequent Events
Dividends on preferred stock									$ 471,000
Number of warrants to purchase one share														1
Minimum bid price requirement for continued listing on Nasdaq, per share					$ 1.00			$ 1.00
Grace period to regain compliance with Nasdaq bid price requirements					180 days
Period during which company needs to be in compliance during grace period					10 days
Class A warrants
Subsequent Events
Number of warrants												14,474,000	14,474,000
Exercise price of warrant									$ 0.77
Underwritten Public Offering
Subsequent Events
Number of shares in a unit						1
Underwritten Public Offering | Pre-funded warrants
Subsequent Events
Number of warrants in a unit						1
Number of warrants to purchase one share						1
Underwritten Public Offering | Class A warrants
Subsequent Events
Number of warrants in a unit						1
Number of warrants to purchase one share						1
Preferred stock Series C
Subsequent Events
Dividends on preferred stock										$ 69,000
Selling Stockholders | Underwritten Public Offering | Class A warrants
Subsequent Events
Number of warrants in a unit						1
Number of warrants to purchase one share						1
Common stock
Subsequent Events
Issuance of stock (in shares)										8,820,240
Price per unit										$ 0.05
Common stock | Over-Allotment Option
Subsequent Events
Issuance of stock (in shares)									1,281,423
Subsequent Event [Member]
Subsequent Events
Period during which company was in breach of Nasdaq share bid price requirements								30 days
Minimum bid price requirement for continued listing on Nasdaq, per share		$ 1.00			$ 1.00			$ 1.00
Grace period to regain compliance with Nasdaq bid price requirements		180 days			180 days
Period during which company needs to be in compliance during grace period		10 days			10 days
Subsequent Event [Member] | Class A warrants
Subsequent Events
Number of warrants to purchase one share						1
Number of warrants											14,474,000
Subsequent Event [Member] | Underwritten Public Offering
Subsequent Events
Issuance of stock (in shares)						15,571,429
Price per unit						$ 0.77
Number of shares in a unit						1
Subsequent Event [Member] | Underwritten Public Offering | Pre-funded warrants
Subsequent Events
Number of warrants in a unit						1
Number of warrants						2,500,000
Subsequent Event [Member] | Underwritten Public Offering | Class A warrants
Subsequent Events
Issuance of stock (in shares)						13,071,429
Number of warrants						15,571,429
Number of warrants available for exercise						14,474,000
Subsequent Event [Member] | Over-Allotment Option
Subsequent Events
Issuance of stock (in shares)						1,281,423
Number of warrants						2,430,000
Subsequent Event [Member] | Preferred stock Series C
Subsequent Events
Dividends on preferred stock	$ 240,000		$ 240,000				$ 100
Subsequent Event [Member] | Selling Stockholders | Underwritten Public Offering
Subsequent Events
Issuance of stock (in shares)						628,571
Subsequent Event [Member] | Selling Stockholders | Over-Allotment Option
Subsequent Events
Issuance of stock (in shares)						1,148,577
Exercise price of warrant						$ 0.77
Subsequent Event [Member] | Common stock | Preferred stock Series C
Subsequent Events
Issuance of stock (in shares)				10,000